Fees Summary	Jul. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	516,600.00
Total Offset Amount	0.00
Net Fee	$ 516,600.00